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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2002.

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment ☒; Amendment Number: 1
This Amendment (Check only one):	☐ is a restatement. ☒ adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Attractor Investment Management Inc.
Address:	1440 Chapin Avenue, Suite 201 Burlingame, CA 94010

Form 13F File Number:            28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Harvey Allison
Title:	President
Phone:	(650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison	Burlingame, California	May 15, 2002

Report Type (Check only one):

☒
13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

☐
13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

☐
13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	15
Form 13F Information Table Value Total:	$106,169 (thousands	)
List of Other Included Managers:	None

Form 13F INFORMATION TABLE

									Voting Authority
Name of Issuer	Title of Class		Value x($1000)	Shrs Or Prn Amt	Sh/ Prn	Put/ Call	Investment Discretion	Other Managers
		Cusip							Sole	Shared	None
AOL Time Warner	COM	00184A105	12234	304700	SH		SOLE	N/A	304700
CNET, Inc.	COM	12613R104	5974	534000	SH		SOLE	N/A	534000
Critical Path, Inc.	COM	22674V100	2546	1253175	SH		SOLE	N/A	1253175
Doubleclick Inc.	COM	258609304	9158	792000	SH		SOLE	N/A	792000
E*Trade Group, Inc.	COM	269246104	4577	655800	SH		SOLE	N/A	655800
eBay, Inc.	COM	278642103	10856	300000	SH		SOLE	N/A	300000
Homestore.com, Inc.	COM	437852106	10272	432500	SH		SOLE	N/A	432500
intraware, inc.	COM	46118M103	619	521100	SH		SOLE	N/A	521100
Microsoft Corporation	COM	594918104	12415	227000	SH		SOLE	N/A	227000
Nextcard, Inc.	COM	65332K107	5871	569304	SH		SOLE	N/A	569304
1-800 Contacts Inc.	COM	681977104	2315	101200	SH		SOLE	N/A	101200
Oracle Corporation	COM	68389X105	4251	283800	SH		SOLE	N/A	283800
Transmeta Corporation	COM	89376R109	12981	674334	SH		SOLE	N/A	674334
Verisign, Inc.	COM	92343E102	11974	337900	SH		SOLE	N/A	337900
Versata, Inc.	COM	92598101	126	446552	SH		SOLE	N/A	446552

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Form 13F
Form 13F SUMMARY PAGE
Form 13F INFORMATION TABLE